Note 47 - Related-Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions Abstract
Disclosure of Related Party Transactions

47. Related-party transactions

As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions. As of June 30, 2020 and December 31, 2019, the transactions with related parties are the following:

47.1 Transactions with significant shareholders

As of June 30, 2020 and December 31, 2019 there were no shareholders considered significant (see Note 25).

47.2 Transactions with BBVA Group entities

The balances of the main captions in the accompanying consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	June 2020	December 2019
Assets
Loans and advances to credit institutions	61	26
Loans and advances to customers	1,909	1,682
Liabilities
Loan commitments given	1	3
Other contingent commitments given	859	453
Memorandum accounts
Loan commitments given	156	166
Other contingent commitments given	1,397	1,042
Financial guarantees given	50	106

The balances of the main aggregates in the accompanying consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	June 2020	June 2019
Gains and losses:
Interest and other income	9	26
Interest expense	-	1
Fee and commission income	3	2
Fee and commission expense	19	14

There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1 to the consolidated Financial Statements of 2019) and from the insurance policies to cover pension or similar commitments (see Note 25 to the consolidated Financial Statements of 2019) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.

In addition, as part of its regular activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the accompanying consolidated financial statements.

47.3 Transactions with members of the Board of Directors and Senior Management

The amount and nature of the transactions carried out with members of the Board of Directors and Senior Management of BBVA is given below. These transactions belong to the Bank’s ordinary business or traffic, are of little relevance and have being carried out under normal market conditions.

As of June 30, 2020, there were no loans granted by the Group’s entities to the members of the Board of Directors. As of December 31, 2019, the amount availed against the loans granted by the Group’s entities to the members of the Board of Directors amounted to €607 thousand.

As of June 30, 2020 and December 31, 2019, there were no loans granted to parties related to the members of the Board of Directors.

As of June 30, 2020 and December 31, 2019 the amount availed against the loans granted by the Group’s entities to the members of Senior Management (excluding the executive directors) amounted to €4,510 and €4,414 thousand, respectively. As of June 30, 2020 there were no loans granted by the Group’s entities to parties related to members of the Senior Management, and, as of December 31, 2019, the amount availed against the loans granted to parties related to members of the Senior Management amounted to €57 thousand.

As of June 30, 2020, and December 31, 2019, no guarantees had been granted to any member of the Board of Directors.

As of June 30, 2020 and December 31, 2019, the amount availed against guarantees arranged with members of the Senior Management amounted to €10 thousand, respectively.

As of June 30, 2020 and December 31, 2019 the amount availed against commercial loans and guarantees arranged with parties related to the members of the Bank’s Board of Directors and the Senior Management amounted to €25 thousand, respectively.

The information on the remuneration of the members of the BBVA Board of Directors and Senior Management is included in Note 48.

47.4 Transactions with other related parties

During the six months ended June 30, 2020 and the year ended December 31, 2019, the Group did not conduct any transactions with other related parties that are not in the ordinary course of its business, which were not carried out at arm's-length market conditions and of marginal relevance; whose information is not necessary to give a true picture of the BBVA Group’s consolidated net equity, net earnings and financial situation.